ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from customers	$ 2,201	¥ 15,323	¥ 18,598
Other accrued expenses	6,052	42,131	21,764
Other tax payables	1,715	11,939	7,272
Accrued expenses and other current liabilities	$ 9,968	¥ 69,393	¥ 47,634